Transactions with Related Parties - Account Balances with Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 240,565
Loans [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		₩ 22,147
Loans [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		22,147
Loans [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		22,147
Loans [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Loans [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		0
Accounts receivable - trade and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	86,690	72,931
Accounts receivable - trade and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	9,193	1,668
Accounts receivable - trade and others [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		54
Accounts receivable - trade and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		12,680
Accounts receivable - trade and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,009	5,158
Accounts receivable - trade and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,709	5,212
Accounts receivable - trade and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	258	372
Accounts receivable - trade and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	4,996	6,531
Accounts receivable - trade and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	11,895	12,703
Accounts receivable - trade and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	75,788	66,051
Accounts receivable - trade and others [member] | SK hynix system ic (Wuxi) Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	13,232
Accounts receivable - trade and others [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,553	4
Accounts receivable - trade and others [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	37	52
Accounts receivable - trade and others [member] | SK m&service Co., Ltd
Disclosure of transactions between related parties [Line Items]
Accounts receivable	700
Accounts receivable - trade and others [member] | SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	15,393
Accounts receivable - trade and others [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	1,564
Accounts receivable - trade and others [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,820	1,946
Accounts receivable - trade and others [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	17,455	16,637
Accounts receivable - trade and others [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	259	980
Accounts receivable - trade and others [member] | SK REIT Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	7,890
Accounts receivable - trade and others [member] | UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	0
Accounts receivable - trade and others [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		12,582
Accounts payable - other and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	501,882	389,162
Accounts payable - other and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	170,652	76,471
Accounts payable - other and others [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		4,610
Accounts payable - other and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		206
Accounts payable - other and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	1,790	7,001
Accounts payable - other and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	33,871	11,611
Accounts payable - other and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	123,865	140,120
Accounts payable - other and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	21,976	28,326
Accounts payable - other and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	24,816	27,981
Accounts payable - other and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	297,359	301,080
Accounts payable - other and others [member] | SK hynix system ic (Wuxi) Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	291
Accounts payable - other and others [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	2	0
Accounts payable - other and others [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	2,851	17,833
Accounts payable - other and others [member] | SK m&service Co., Ltd
Disclosure of transactions between related parties [Line Items]
Accounts payable	32,081
Accounts payable - other and others [member] | SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	18,754
Accounts payable - other and others [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	6	7
Accounts payable - other and others [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	25,570	20,353
Accounts payable - other and others [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	2,189	4,750
Accounts payable - other and others [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	5,933	15,491
Accounts payable - other and others [member] | SK REIT Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	61,835
Accounts payable - other and others [member] | UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 9,271	25,498
Accounts payable - other and others [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		₩ 20,515